Redeemable Series A Convertible Preferred Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Proceeds from issuance of convertible preferred stock	$ 135,657	$ 124,217
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Stock redeemed during the period shares	175,884,898
Proceeds from issuance of convertible preferred stock	$ 22,600
Shares issued, price per share	$ 0.77138
Percentage of outstanding preferred stock.	49.00%
Maximum [Member] | Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issued during period value conversion of units	$ 22,600
Minimum [Member] | Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Additional paid in capital	$ 22,600